Document and Entity Information	12 Months Ended
Oct. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	MICRO FOCUS INTERNATIONAL PLC
Entity Central Index Key	0001359711
Current Fiscal Year End Date	--10-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	363,583,328
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Transition Report	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Shell Company Report	false